Related-Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related-party transactions
Number of founding scientists	2
Founding scientists and shareholders | Consulting Agreements
Related-party transactions
Expenses paid for transactions with related parties	$ 65,750	$ 90,000
Notice period for termination of the agreement	30 days